UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

BNP Paribas AM Emerging Markets

Total Return Fixed Income Fund

BNP Paribas AM U.S. Small Cap Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2018

Investment Adviser:

BNP Paribas Asset Management USA, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

The Funds file its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
SOVEREIGN DEBT — 61.3%
	Face Amount(1)		Value
Argentine Republic Government International Bond 7.125%, 07/06/2036		200,000	$192,500
6.875%, 01/26/2027		200,000	203,900
Autonomous City of Buenos Aires Argentina 7.500%, 06/01/2027(A)		200,000	208,660
Bahrain Government International Bond 7.500%, 09/20/2047(A)		200,000	182,500
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/2020	ARS	1,949,372	102,058
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2043	CLP	140,000,000	263,130
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2029	BRL	1,000,000	315,576
Brazilian Government International Bond 5.625%, 02/21/2047		200,000	193,900
5.000%, 01/27/2045		200,000	179,702
Colombia Government International Bond 7.375%, 09/18/2037		140,000	179,200
Costa Rica Government International Bond 7.158%, 03/12/2045(A)		400,000	416,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Dominican Republic Central Bank Notes 11.000%, 01/05/2024(A)	DOP	14,500,000	$301,929
Dominican Republic International Bond 8.900%, 02/15/2023(A)	DOP	13,000,000	267,125
7.500%, 05/06/2021(A)		1,380,000	1,467,036
Egypt Government International Bond 8.500%, 01/31/2047(A)		200,000	222,900
7.903%, 02/21/2048(A)		200,000	210,286
7.500%, 01/31/2027(A)		200,000	216,431
5.577%, 02/21/2023(A)		200,000	202,840
El Salvador Government International Bond 7.375%, 12/01/2019		550,000	571,951
Gabon Government International Bond 6.950%, 06/16/2025(A)		200,000	202,856
Honduras Government International Bond 8.750%, 12/16/2020(A)		510,000	563,494
Indonesia Treasury Bond 10.500%, 08/15/2030	IDR	835,000,000	76,887
9.500%, 07/15/2031	IDR	6,040,000,000	525,389
9.000%, 03/15/2029	IDR	2,500,000,000	207,799
6.125%, 05/15/2028	IDR	600,000,000	41,947
Ivory Coast Government International Bond 5.250%, 03/22/2030	EUR	200,000	245,927
Kazakhstan Government International Bond(D) 9.026%, 01/18/2019(B)	KZT	66,000,000	192,134
Kenya Government International Bond 8.250%, 02/28/2048(A)		200,000	214,076
6.875%, 06/24/2024(A)		200,000	208,808
Letras del Banco Central de la Republica Argentina 29.235%, 05/16/2018(B)	ARS	500,000	24,127
Macedonia Government International Bond 2.750%, 01/18/2025(A)	EUR	200,000	245,713
Mexico Government International Bond 6.050%, 01/11/2040		690,000	777,975
Nigeria Government International Bond 7.875%, 02/16/2032(A)		230,000	250,387
Oman Government International Bond 6.750%, 01/17/2048(A)		200,000	191,914
Pakistan Government International Bond 7.250%, 04/15/2019(A)		275,000	280,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Peruvian Government International Bond 5.625%, 11/18/2050		160,000	$192,400
Philippine Government International Bond 9.500%, 02/02/2030		300,000	456,482
Republic of Armenia International Bond 6.000%, 09/30/2020(A)		350,000	362,250
Republic of Cameroon International Bond 9.500%, 11/19/2025(A)		200,000	229,280
Republic of Suriname 9.250%, 10/26/2026(A)		270,000	276,750
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028(A)		160,000	266,413
Senegal Government International Bond 8.750%, 05/13/2021(A)		202,000	227,160
6.750%, 03/13/2048(A)		200,000	195,880
4.750%, 03/13/2028(A)	EUR	100,000	122,965
Sri Lanka Government International Bond 6.825%, 07/18/2026(A)		200,000	205,609
6.250%, 07/27/2021(A)		300,000	311,037
Turkey Government International Bond 7.000%, 06/05/2020		500,000	529,765
Ukraine Government International Bond 7.750%, 09/01/2025(A)		250,000	255,966
7.375%, 09/25/2032(A)		200,000	192,800
Uruguay Government International Bond 9.875%, 06/20/2022(A)	UYU	1,800,000	64,481
7.875%, 01/15/2033		250,000	341,588
7.625%, 03/21/2036		150,000	204,105
Zambia Government International Bond 8.970%, 07/30/2027(A)		200,000	210,850

TOTAL SOVEREIGN DEBT (Cost $14,984,511)			14,793,656

CORPORATE OBLIGATIONS — 36.0%

Argentina — 3.1%
Rio Energy 6.875%, 02/01/2025(A)		150,000	147,975
YPF 6.950%, 07/21/2027(A)		600,000	602,460

			750,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

Brazil — 2.4%
Petrobras Global Finance 8.750%, 05/23/2026	500,000	$587,675

China — 7.5%
China Evergrande Group 8.750%, 06/28/2025	230,000	229,379
6.250%, 06/28/2021	575,000	569,316
Shimao Property Holdings 5.200%, 01/30/2025	200,000	194,176
State Grid Overseas Investment MTN 3.500%, 05/04/2027(A)	460,000	443,514
Yingde Gases Investment 6.250%, 01/19/2023(A)	400,000	393,780

		1,830,165

India — 2.4%
Vedanta Resources 7.125%, 05/31/2023(A)	550,000	569,250

Indonesia — 1.8%
Majapahit Holding BV 7.750%, 01/20/2020(A)	400,000	429,080

Israel — 4.1%
Israel Electric MTN 7.750%, 12/15/2027(A)	420,000	519,070
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	600,000	481,658

		1,000,728

Kazakhstan — 3.9%
Kazakhstan Temir Zholy Finance 6.950%, 07/10/2042(A)	200,000	223,656
Kazakhstan Temir Zholy National JSC 4.850%, 11/17/2027(A)	200,000	199,258
KazMunayGas National JSC 7.000%, 05/05/2020(A)	500,000	536,250

		959,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

Luxembourg — 0.8%
Rumo Luxembourg Sarl 5.875%, 01/18/2025(A)		200,000	$197,500

Malaysia — 1.0%
Danga Capital MTN 4.940%, 01/26/2033	MYR	926,000	239,324

Mexico — 4.5%
Petroleos Mexicanos 7.190%, 09/12/2024(A)	MXN	20,000,000	987,865
6.750%, 09/21/2047(A)		80,000	80,950

			1,068,815

Russia — 2.2%
Vnesheconombank Via VEB Finance 6.902%, 07/09/2020(A)		500,000	530,510

Ukraine — 1.5%
State Savings Bank of Ukraine Via SSB #1 9.375%, 03/10/2023(A) (C)		350,000	367,430

United Arab Emirates — 0.8%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/2047(A)		200,000	194,300

TOTAL CORPORATE OBLIGATIONS (Cost $8,833,902)			8,724,376

TOTAL INVESTMENTS — 97.3% (Cost $23,818,413)			$23,518,032

Percentages are based on Net Assets of $24,170,421.

(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2018 was $15,198,062 and represents 62.9% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2018 (UNAUDITED)

(D)	Level 3 security in accordance with fair value hierarchy.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

DOP— Dominican Peso

EUR — Euro

IDR — Indonesian Rupiah

KZT — Kazakhstani Tenge

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

UYU — Uruguayan Peso

The following is a list of the inputs used as of March 31, 2018, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$14,601,522	$192,134	$14,793,656
Corporate Obligations
Argentina	—	750,435	—	750,435
Brazil	—	587,675	—	587,675
China	—	1,830,165	—	1,830,165
India	—	569,250	—	569,250
Indonesia	—	429,080	—	429,080
Israel	—	1,000,728	—	1,000,728
Kazakhstan	—	959,164	—	959,164
Luxembourg	—	197,500	—	197,500
Malaysia	—	239,324	—	239,324
Mexico	—	1,068,815	—	1,068,815
Russia	—	530,510	—	530,510
Ukraine	—	367,430	—	367,430
United Arab Emirates	—	194,300	—	194,300

Total Corporate Obligations	—	8,724,376	—	8,724,376

Total Investments in Securities	$—	$23,325,898	$192,134	$23,518,032

During the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2018
(UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Shares	Value

France — 0.7%
Criteo ADR *	4,997	$129,122

United States — 98.7%

Consumer Discretionary — 10.6%
BJ’s Restaurants	2,006	90,069
Columbia Sportswear	4,106	313,822
Five Below *	2,672	195,964
Jack in the Box	2,659	226,892
Lions Gate Entertainment, Cl B	6,876	165,574
Nexstar Media Group, Cl A	4,156	276,374
Shake Shack, Cl A *	3,449	143,582
Tenneco	6,511	357,259
Wayfair, Cl A *	3,936	265,798

		2,035,334

Consumer Staples — 2.7%
Boston Beer, Cl A *	757	143,111
Sprouts Farmers Market *	10,273	241,107
United Natural Foods *	3,153	135,390

		519,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2018
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United States — continued

Energy — 5.4%
Callon Petroleum *	28,505	$377,406
Carrizo Oil & Gas *	7,445	119,120
PDC Energy *	4,680	229,460
US Silica Holdings	4,694	119,791
Whiting Petroleum *	5,381	182,093

		1,027,870

Financials — 16.4%
Bank of the Ozarks	6,711	323,940
BankUnited	5,864	234,443
Boston Private Financial Holdings	15,031	226,217
CNO Financial Group	8,970	194,380
CoBiz Financial	5,402	105,879
Columbia Banking System	5,342	224,097
Evercore, Cl A	2,401	209,367
FCB Financial Holdings, Cl A *	3,403	173,893
First Merchants	4,553	189,860
IBERIABANK	3,885	303,030
National Bank Holdings, Cl A	2,954	98,221
Sterling Bancorp	15,292	344,835
Union Bankshares	6,457	237,036
Western Alliance Bancorp *	4,751	276,081

		3,141,279

Health Care — 18.6%
ABIOMED *	419	121,925
Agios Pharmaceuticals *	2,922	238,961
Alkermes PLC*	3,066	177,705
Amicus Therapeutics *	15,616	234,865
Charles River Laboratories International *	1,921	205,048
Clovis Oncology *	1,924	101,587
DexCom *	2,945	218,401
Endologix *	23,446	99,177
K2M Group Holdings *	10,520	199,354
Loxo Oncology *	2,083	240,316
Masimo *	2,781	244,589
Neurocrine Biosciences *	1,505	124,810
Repligen *	6,111	221,096
TESARO *	1,178	67,311
Theravance Biopharma *	3,935	95,424
WellCare Health Plans *	709	137,284

		3,567,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2018
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United States — continued

Industrials — 17.0%
Beacon Roofing Supply *	4,704	$249,641
Cubic	4,950	314,820
EMCOR Group	2,785	217,035
Granite Construction	6,656	371,804
Hexcel	4,840	312,616
Interface, Cl A	9,843	248,044
Knight-Swift Transportation Holdings, Cl A	6,730	309,647
MRC Global *	11,614	190,934
MSA Safety	2,908	242,062
NCI Building Systems *	17,201	304,458
Oshkosh	3,079	237,914
Trinity Industries	7,948	259,343

		3,258,318

Information Technology — 16.6%
Axcelis Technologies *	7,463	183,590
Ciena *	12,445	322,326
CSG Systems International	4,480	202,899
CyberArk Software *	3,992	203,672
Entegris	13,020	453,095
Microsemi *	4,036	261,210
New Relic *	2,901	215,022
ON Semiconductor *	6,336	154,979
Plexus *	4,242	253,375
Tableau Software, Cl A *	2,724	220,154

		3,179,409

Materials — 4.1%
Berry Global Group *	4,349	238,369
Ferro *	10,928	253,748
Summit Materials, Cl A *	9,814	297,168

		789,285

Real Estate — 5.5%
Education Realty Trust ‡	5,852	191,653
Highwoods Properties ‡	4,876	213,666
Rexford Industrial Realty ‡	8,349	240,368
RLJ Lodging Trust ‡	13,610	264,578
Tanger Factory Outlet Centers ‡	6,732	148,104

		1,058,369

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2018
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United States — continued

Utilities — 1.8%
Aqua America	4,247	$144,653
Spire	2,688	194,342

		338,995

TOTAL COMMON STOCK (Cost $19,895,091)		19,044,656

TOTAL INVESTMENTS — 99.4% (Cost $19,895,091)		$19,044,656

Percentages are based on Net Assets of $19,155,217.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of March 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 and Level 3 securities. For the period ended March 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	BNP Paribas AM Emerging Markets Total Return Fixed Income Fund	BNP Paribas AM U.S. Small Cap Equity Fund
Assets:
Investments, at Value (Cost $23,818,413 and $19,895,091)	$23,518,032	$19,044,656
Foreign Currency, at Value (Cost $74,378 and $–)	74,575	–
Cash and Cash Equivalents	–	177,954
Dividend and Interest Receivable	358,355	10,638
Receivable for Investment Securities Sold	243,497	231,085
Receivable due from Investment Adviser	23,174	8,518
Other Prepaid Expenses	4,060	85

Total Assets	24,221,693	19,472,936

Liabilities:
Payable for Investment Securities Purchased	–	294,997
Due to Custodian	38,483	–
Payable due to Administrator	10,617	9,342
Chief Compliance Officer Fees Payable	1,013	720
Other Accrued Expenses and Other Payables	1,159	12,660

Total Liabilities	51,272	317,719

Net Assets	$24,170,421	$19,155,217

Net Assets Consist of:
Paid-in Capital	$24,049,117	$20,000,208
Undistributed Net Investment Income	15,565	12,142
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	406,388	(6,698)
Net Unrealized Depreciation on Investments	(300,381)	(850,435)
Net Unrealized Depreciation on Foreign Currency Translation	(268)	–

Net Assets	$24,170,421	$19,155,217

Institutional Class Shares:
Net Assets	$24,067,867	$19,059,342
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	2,384,910	1,990,010

Net Asset Value, Offering and Redemption Price Per Share	$10 .09	$9 .58

Investor Class Shares:
Net Assets	$102,554	$95,875
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	10,162	10,010

Net Asset Value, Offering and Redemption Price Per Share	$10 .09	$9 .58

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
PERIOD ENDED MARCH 31, 2018
(UNAUDITED)

STATEMENTS OF OPERATIONS
	BNP Paribas AM Emerging Markets Total Return Fixed Income Fund(1)	BNP Paribas AM U.S. Small Cap Equity Fund(2)
Investment Income:
Dividends	$–	$35,210
Interest	397,062	1,004
Less: Foreign Taxes Withheld	(5,910)	–

Total Investment Income	391,152	36,214

Expenses:
Administration Fees	39,384	19,288
Investment Advisory Fees	34,417	24,072
Trustees’ Fees	2,734	1,950
Chief Compliance Officer Fees	1,013	696
Transfer Agent Fees	14,980	8,636
Custodian Fees	12,130	1,130
Legal Fees	10,614	2,067
Audit Fees	10,277	6,175
Printing Fees	1,879	785
Registration and Filing Fees	1,593	703
Other Expenses	10,552	2,061

Total Expenses	139,573	67,563

Less:
Waiver of Investment Advisory Fees	(34,417)	(24,072)
Reimbursement by Investment Adviser	(84,502)	(19,419)

Net Expenses	20,654	24,072

Net Investment Income	370,498	12,142

Net Realized Gain (Loss) on:
Investments	89,973	(6,698)
Foreign Currency Transactions	316,415	–

Net Realized Gain (Loss)	406,388	(6,698)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(300,381)	(850,435)
Foreign Currency Translation	(268)	–

Net Change in Unrealized Appreciation (Depreciation)	(300,649)	(850,435)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Currency Translation	105,739	(857,133)

Net Increase (Decrease) in Net Assets Resulting from Operations	$476,237	$(844,991)

(1)	The Fund commenced operations on December 6, 2017.
(2)	The Fund commenced operations on January 26, 2018.
Amounts	designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
(UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS
Period Ended March 31, 2018*
Operations:
Net Investment Income	$370,498
Net Realized Gain on Investments and Foreign Currency Transactions	406,388
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(300,649)

Net Increase in Net Assets Resulting From Operations	476,237

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(353,283)
Investor Class Shares	(1,650)

Total Dividends and Distributions	(354,933)

Capital Share Transactions:
Institutional Class Shares
Issued	23,615,600
Reinvestment of Distributions	331,975
Redeemed	(104)

Net Institutional Class Shares Transactions	23,947,471

Investor Class Shares
Issued	100,100
Reinvestment of Distributions	1,650
Redeemed	(104)

Net Investor Class Shares Transactions	101,646

Net Increase in Net Assets From Capital Share Transactions	24,049,117

Total Increase in Net Assets	24,170,421

Net Assets:
Beginning of Period	–

End of Period (including Undistributed Net Investment Income of $15,565)	$24,170,421

*	Commenced operations on December 6, 2017.

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
(UNAUDITED)

Period Ended March 31, 2018*
Shares Transactions:
Institutional Class Shares
Issued	2,352,209
Reinvestment of Distributions	32,711
Redeemed	(10)

Total Institutional Class Shares Transactions	2,384,910

Investor Class Shares
Issued	10,010
Reinvestment of Distributions	162
Redeemed	(10)

Total Investor Class Shares Transactions	10,162

Net Increase in Shares Outstanding From Share Transactions	2,395,072

*	Commenced operations on December 6, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
(UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS
Period Ended March 31, 2018*
Operations:
Net Investment Income	$12,142
Net Realized Loss on Investments	(6,698)
Net Change in Unrealized Depreciation on Investments	(850,435)

Net Decrease in Net Assets Resulting From Operations	(844,991)

Capital Share Transactions:
Institutional Class Shares
Issued	19,900,104

Net Institutional Class Shares Transactions	19,900,104

Investor Class Shares
Issued	100,104

Net Investor Class Shares Transactions	100,104

Net Increase in Net Assets From Capital Share Transactions	20,000,208

Total Increase in Net Assets	19,155,217

Net Assets:
Beginning of Period	–

End of Period (including Undistributed Net Investment Income of $12,142)	$19,155,217

Shares Transactions:
Institutional Class Shares
Issued	1,990,010

Total Institutional Class Shares Transactions	1,990,010

Investor Class Shares
Issued	10,010

Total Investor Class Shares Transactions	10,010

Net Increase in Shares Outstanding From Share Transactions	2,000,020

*Commenced operations on January 26, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
(UNAUDITED)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Period Ended March 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.17
Net Realized and Unrealized Gain	0.08

Total from Investment Operations	0.25

Dividends and Distributions:
Net Investment Income	(0.16)

Total Dividends and Distributions	(0.16)

Net Asset Value, End of Period	$10.09

Total Return†	2.54%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$24,068
Ratio of Expenses to Average Net Assets	0.30%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.01%	††
Ratio of Net Investment Loss to Average Net Assets	5.34%	††
Portfolio Turnover Rate	76%‡

(1)	The Fund commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
(UNAUDITED)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Period Ended March 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.17
Net Realized and Unrealized Gain	0.08

Total from Investment Operations	0.25

Dividends and Distributions:
Net Investment Income	(0.16)

Total Dividends and Distributions	(0.16)

Net Asset Value, End of Period	$10.09

Total Return†	2.54%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets	0.30%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.01%	††
Ratio of Net Investment Loss to Average Net Assets	5.34%	††
Portfolio Turnover Rate	76%‡

(1)	The Fund commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
(UNAUDITED)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Period Ended March 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.01
Net Realized and Unrealized Loss	(0.43)

Total from Investment Operations	(0.42)

Net Asset Value, End of Period	$9.58

Total Return†	(4.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$ 19,059
Ratio of Expenses to Average Net Assets	0.75%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.07%	††
Ratio of Net Investment Loss to Average Net Assets	0.39%	††
Portfolio Turnover Rate	11%‡

(1)	The Fund commenced operations on January 26, 2018.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
(UNAUDITED)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Period Ended March 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.01
Net Realized and Unrealized Loss	(0.43)

Total from Investment Operations	(0.42)

Net Asset Value, End of Period	$9.58

Total Return†	(4.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$ 96
Ratio of Expenses to Average Net Assets	0.75%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.07%	††
Ratio of Net Investment Loss to Average Net Assets	0.39%	††
Portfolio Turnover Rate	11%	‡

(1)	The Fund commenced operations on January 26, 2018.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 funds. The financial statements herein are those of the BNP Paribas AM Funds (the “Funds”). BNP Paribas AM Emerging Markets Total Return Fixed Income Fund (the “Emerging Markets Total Return Fixed Income Fund” or the “Fund”) commenced operations on December 6, 2017. BNP AM U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund” or the “Fund”) commenced operations on January 26, 2018. The Funds consists of Institutional Shares, Investor Servicing Shares and Retail Shares. The Retail Shares are not currently operational. BNP Paribas Asset Management serves as the Fund’s investment adviser (the “Adviser”).

The Emerging Markets Total Return Fixed Income Fund seeks total return, consisting of current income and long-term capital appreciation. The U.S. Small Cap Equity Fund seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2018, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income,

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income and net realized gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2018, the Emerging Markets Total Return Fixed Income Fund and U.S. Small Cap Equity Fund paid $39,384 and $19,288, respectively, for these services.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services the Funds and receives a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Emerging Markets Total Return Fixed Income Fund	0.50%
U.S. Small Cap Equity Fund	0.75%

The Adviser has entered into an investment sub-advisory agreement with BNP Paribas Asset Management UK Limited (the “Sub-Adviser”) to sub-advise the Emerging Markets Total Return Fixed Income Fund, and pays the sub-adviser out of the fee that it receives from Emerging Markets Total Return Fixed Income Fund. For its services to the Fund, this is calculated daily and paid monthly, at an annual rate of 0.36% of the average daily net assets of the Fund.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares, Investor Shares and Retail Shares from exceeding certain levels as set forth below until January 31, 2019. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2019.

	Contractual Expense Limit
Emerging Markets Total Return Fixed Income Fund	0.30	%*
U.S. Small Cap Equity Fund	0.75%

* Prior to January 28, 2018, the Emerging Markets Total Return Fixed Income Fund’s contractual expense limit was 0.50%, and the Adviser had voluntarily agreed to further waive its fees and/or to reimburse expenses of the Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) from exceeding 0.30% of the average daily net assets of the Fund’s Institutional Shares, Investor Shares, and Retail Shares.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2018, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Emerging Markets Total Return Fixed Income Fund	$32,551,436	$11,727,113	$6,270,948	$3,883,770
U.S. Small Cap Equity Fund	22,055,582	2,153,135	—	—

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions, net operating loss, investments in passive foreign investment companies and REIT adjustments.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at March 31, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Emerging Markets Total Return Fixed Income Fund	$23,818,413	$124,540	$(424,921)	$(300,381)
U.S. Small Cap Equity Fund	19,895,091	454,813	(1,305,248)	(850,435)

8.	Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Corporate Fixed Income Securities Risk (Emerging Markets Total Return Fixed Income Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Emerging Markets Total Return Fixed Income Fund) — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

Derivatives Risk (Emerging Markets Total Return Fixed Income Fund and U.S. Small Cap Equity Fund) — The Fund’s use of futures contracts, forward contracts, options or swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (U.S. Small Cap Equity Fund) — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the U.S. Small Cap Equity Fund.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

Foreign Currency Risk (Emerging Markets Total Return Fixed Income Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Government Agencies Risk (Emerging Markets Total Return Fixed Income Fund) — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Foreign Securities Risk (Emerging Markets Total Return Fixed Income Fund) — Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Sovereign Debt Securities Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Growth Investment Style Risk (U.S. Small Cap Equity Fund) — The Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

High Yield Bond Risk (Emerging Markets Total Return Fixed Income Fund) — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk (Emerging Markets Total Return Fixed Income Fund) — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Liquidity Risk (Emerging Markets Total Return Fixed Income Fund and U.S. Small Cap Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Fund Risk (Emerging Markets Total Return Fixed Income Fund and U.S. Small Cap Equity Fund) — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Emerging Markets Total Return Fixed Income Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

REITs Risk (U.S. Small Cap Equity Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this report.

Small-Capitalization Company Risk (U.S. Small Cap Equity Fund) — The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Supranational Entities Risk (Emerging Markets Total Return Fixed Income Fund) — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

U.S. Government Securities Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (U.S. Small Cap Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018
(UNAUDITED)

company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At March 31, 2018, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Total Return Fixed Income Fund - Institutional Class Shares	2	96%
Emerging Markets Total Return Fixed Income Fund - Investor Class Shares	1	100%
U.S. Small Cap Equity Fund - Institutional Class Shares	1	100%
U.S. Small Cap Equity Fund - Investor Class Shares	1	100%

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period

Emerging Markets Total Return Fixed Income Fund - Institutional Class [1]
Actual Portfolio Return	$1,000.00	$1,025.40	0.30%	$0.96	*
Hypothetical 5% Return	1,000.00	1,023.45	0.30	1.50	^

Emerging Markets Total Return Fixed Income Fund - Investor Class [1]
Actual Portfolio Return	$1,000.00	$1,025.40	0.30%	$0.96	*
Hypothetical 5% Return	1,000.00	1,023.45	0.30	1.50	^

U.S. Small Cap Equity Fund - Institutional Class [2]
Actual Portfolio Return	$1,000.00	$958.00	0.75%	$1.29	**
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.72	^

U.S. Small Cap Equity Fund - Investor Class [2]
Actual Portfolio Return	$1,000.00	$958.00	0.75%	$1.29	**
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.72	^

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period since inception to the period ended March 31, 2018).
**	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period since inception to the period ended March 31, 2018).
^	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
[1]	The Fund commenced operations on December 6, 2017.
[2]	The Fund commenced operations on January 26, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on December 8, 2016 and June 22, 2017 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the advisory agreement between BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the “Adviser”) and the Trust, on behalf of the BNP Paribas AM U.S. Small Cap Equity Fund and the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund; and

•	the sub-advisory agreement between the Adviser and BNP PARIBAS ASSET MANAGEMENT UK Limited (the “Sub-Adviser”), on behalf of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund.

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meetings, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018

sessions at the meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2018

data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

BNP Paribas AM Funds

P.O. Box 588

Portland, ME 04112

1-844-ABNPPAM

(1- 844-426-7726)

Investment Adviser:

BNP Paribas Asset Management USA, INC

200 Park Ave

New York, New York 10166

Sub-Adviser:

BNP Paribas Asset Management UK Limited

5 Aldermanbury Square

London EC2V 7BP

United Kingdom

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

BNP-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: June 6, 2018